Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2016	2015	2014
Current tax expense:
Federal	$20,904	19,864	22,046
State	1,524	1,647	2,386
Total current tax expense	22,428	21,511	24,432
Deferred tax expense	3,261	3,011	2,964
Total income tax expense	$25,689	24,522	27,396

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015, are as follows:

	December 31,
(dollars in thousands)	2016	2015
	Deductible temporary differences	Deductible temporary differences
Benefits and deferred remuneration	$(5,474)	$(4,992)
Difference in reporting the allowance for loan losses, net	18,117	18,576
Other income or expense not yet reported for tax purposes	129	2,607
Depreciable assets	(638)	(796)
Net deferred tax asset at end of year	12,134	15,395
Net deferred tax asset at beginning of year	15,395	18,406

Deferred tax expense	$3,261	$3,011

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0	35.0

Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.1)	(0.1)	(0.1)
State income tax (including alternative minimum tax), net of federal tax benefit	1.8	1.8	2.7
Other items	0.9	-	0.7
Effective income tax rate	37.6%	36.7	38.3

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2016 and 2015 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance as of January 1, 2015	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2015	$213

Decrease due to lapse in statute of limitations	(213)

Balance as of December 31, 2016	$-